Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2023	Oct. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments	$ (19.0)	$ (5.0)	$ (6.0)
Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Payments on Contract	3.0
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount						$ 335.0
Gain (loss) due to changes in estimated fair value	23.0
Reclassification adjustments on cash flow hedges, net of tax	5.0
Currency swap contract [member] | Euro denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount			750.0
Net foreign exchange loss			1.0
Net foreign exchange gain	70.0	8.0	10.0
Debt Instrument Settlement Gains	80.0
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 300.0	500.0
Financial Income And Other Items [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date	June 2025
Financial Income And Other Items [Member] | Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of these instruments	$ 18.0	13.0	5.0
Financial Income And Other Items [Member] | Foreign Exchange Options [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date	December 2025
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 110.0	136.0
Financial liabilities at estimated fair value	1.0	8.0
Gain (loss) due to changes in estimated fair value	6.0	25.0	22.0
Fuel Price Forward Contracts [member] | Operating Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	7.0	88.0	36.0
Fuel Price Forward Contracts [member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of these instruments	1.0
Fuel Price Forward Contracts [member] | Cemex Brent Oil [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	122.0
Net Investment Hedges [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	518.0		738.0
Net foreign exchange gain (loss)	(172.0)	96.0		$ 4.0
Net Investment Hedges [member] | Capped Forwards With Option Contracts [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	458.0	99.0
Net foreign exchange loss	$ 54.0	2.0
Net Investment Hedges [member] | Top of range [member] | Forward Contract [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
BorrowingsMaturityPeriod	15 months
Net Investment Hedges [member] | Bottom of range [member] | Forward Contract [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
BorrowingsMaturityPeriod	1 month
Interest Rate Swap Contract [Member] | Finance Expense [Member] | Peso Floating Rates [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 18.0	7.0	0.3
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	750.0	750.0
Financial assets at fair value through profit or loss					$ 5.0
Gain (loss) due to changes in estimated fair value	9.0	69.0	23.0
Reclassification adjustments on cash flow hedges, net of tax		39.0
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member] | Peso Floating Rates [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value	15.0	3.0	15.0
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member] | Finance Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	30.0
Interest Rate Swaps [member] | Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	268.0
Financial assets at estimated fair value		15.0
Interest Rate Swaps [member] | Loans from banks at floating interest rate [member] | Finance Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 22.0	$ 2.0	$ 22.0